Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 7) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Changes in the allowance for loan losses
Balance, beginning of period	$ 33,241				$ 3,409		$ 3,409
Provision charged to operations	3,242	2,206	10,658	11,289	13,005	3,800	37,158	3,800
Balance, end of period	34,645	33,241				3,409	33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,646,946	3,514,646				3,152,396	3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	34,645	33,241				3,409	33,241	3,409
Acquired loans
Allowance for loan losses
Carryover of the allowance for loan losses recorded							0
Originated loans
Allowance for loan losses
Rolling period considered for average net loss rate to calculate historical loss factors	3 years						3 years
Weighted average loss rate for recent four quarters (as a percent)	120.00%						120.00%
Weighted average loss rate for oldest four quarters (as a percent)	80.00%						80.00%
Originated loans | Minimum
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	500	500					500
Non-covered loans
Changes in the allowance for loan losses
Balance, beginning of period	33,241				3,409		3,409
Provision charged to operations	1,388				13,005		36,093	3,800
Loans charged off	(881)				(525)		(10,308)	(391)
Recoveries on charged off loans	897				748		4,047
Balance, end of period	34,645	33,241			16,637	3,409	33,241	3,409
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	4,471	2,758					2,758
Loans collectively evaluated for impairment	3,557,079	3,411,496				2,985,616	3,411,496	2,985,616
Total loans	3,646,946	3,514,646				3,152,396	3,514,646	3,152,396
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	421	421					421
Loans collectively evaluated for impairment	30,872	29,683				3,409	29,683	3,409
Total loans	34,645	33,241			16,637	3,409	33,241	3,409
Non-covered loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, beginning of period	16,865				1,845		1,845
Provision charged to operations	(57)				6,911		20,940	2,236
Loans charged off	(807)				(438)		(9,359)	(391)
Recoveries on charged off loans	725				494		3,439
Balance, end of period	16,726	16,865			8,812	1,845	16,865	1,845
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	1,930	2,273					2,273
Loans collectively evaluated for impairment	1,634,311	1,598,177				1,588,907	1,598,177	1,588,907
Total loans	1,670,087	1,637,266				1,660,293	1,637,266	1,660,293
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	421	421					421
Loans collectively evaluated for impairment	13,589	13,724				1,845	13,724	1,845
Total loans	16,726	16,865			8,812	1,845	16,865	1,845
Non-covered loans | Real estate
Changes in the allowance for loan losses
Balance, beginning of period	8,331				977		977
Provision charged to operations	1,319				2,437		7,281	977
Loans charged off					(31)		(209)
Recoveries on charged off loans	32				139		282
Balance, end of period	9,682	8,331			3,522	977	8,331	977
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	2,399	373					373
Loans collectively evaluated for impairment	1,500,761	1,417,630				1,122,667	1,417,630	1,122,667
Total loans	1,535,361	1,457,253				1,184,914	1,457,253	1,184,914
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	9,153	7,953				977	7,953	977
Total loans	9,682	8,331			3,522	977	8,331	977
Non-covered loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, beginning of period	7,957				582		582
Provision charged to operations	17				3,597		7,634	582
Loans charged off							(524)
Recoveries on charged off loans	122				107		265
Balance, end of period	8,096	7,957			4,286	582	7,957	582
Loan portfolio distributed by portfolio segment and impairment methodology
Loans individually evaluated for impairment	142	112					112
Loans collectively evaluated for impairment	371,622	344,622				247,413	344,622	247,413
Total loans	387,382	364,551				280,483	364,551	280,483
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	7,989	7,918				582	7,918	582
Total loans	8,096	7,957			4,286	582	7,957	582
Non-covered loans | Consumer
Changes in the allowance for loan losses
Balance, beginning of period	88				5		5
Provision charged to operations	109				60		238	5
Loans charged off	(74)				(56)		(216)
Recoveries on charged off loans	18				8		61
Balance, end of period	141	88			17	5	88	5
Loan portfolio distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	50,385	51,067				26,629	51,067	26,629
Total loans	54,116	55,576				26,706	55,576	26,706
Allowance for loan losses distributed by portfolio segment and impairment methodology
Loans collectively evaluated for impairment	141	88				5	88	5
Total loans	141	88			17	5	88	5
Non-covered loans | Acquired loans without credit impairment
Allowance for loan losses
Additional allowance recorded when allowance is less than remaining fair value of discount	0						0
Non-covered loans | PCI loans
Changes in the allowance for loan losses
Balance, end of period	3,352	3,137					3,137
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	85,396	100,392				166,780	100,392	166,780
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	3,352	3,137					3,137
Non-covered loans | PCI loans | Commercial and Industrial
Changes in the allowance for loan losses
Balance, end of period	2,716	2,720					2,720
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	33,846	36,816				71,386	36,816	71,386
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	2,716	2,720					2,720
Non-covered loans | PCI loans | Real estate
Changes in the allowance for loan losses
Balance, end of period	529	378					378
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	32,201	39,250				62,247	39,250	62,247
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	529	378					378
Non-covered loans | PCI loans | Construction and Land Development
Changes in the allowance for loan losses
Balance, end of period	107	39					39
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	15,618	19,817				33,070	19,817	33,070
Allowance for loan losses distributed by portfolio segment and impairment methodology
Total loans	107	39					39
Non-covered loans | PCI loans | Consumer
Loan portfolio distributed by portfolio segment and impairment methodology
Total loans	3,731	4,509				77	4,509	77
Non-covered loans | Acquired loans
Allowance for loan losses
Carryover of the allowance for loan losses recorded	$ 0						$ 0